UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2018

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 41.4%
	Australia – 0.1%
13,428	Australian Unity Office Fund - REIT	$24,067
47,500	Bendigo and Adelaide Bank Ltd.	385,296
1,818	Newcrest Mining Ltd.	28,502
8,617	Rio Tinto Ltd.	537,977
9,661	Wesfarmers Ltd.	332,401
		1,308,243
	Austria – 0.2%
2,207	Agrana Beteiligungs A.G.	246,915
10,956	Erste Group Bank A.G.	453,730
235	Oberbank A.G.	24,066
3,225	OMV A.G.	184,793
922	Raiffeisen Bank International A.G.*	29,015
1,486	Verbund A.G.	48,232
1,992	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	57,115
17,227	Voestalpine A.G.	919,892
		1,963,758
	Belgium – 0.4%
2,800	Ageas[1]	141,654
40,945	Colruyt S.A.	2,172,304
5,673	Elia System Operator S.A./N.V.	359,009
200	KBC Group N.V.	15,376
17,743	UCB S.A.	1,394,733
		4,083,076
	Bermuda – 1.3%
17,577	Arch Capital Group Ltd.*	1,378,916
5,929	Asian Growth Properties Ltd.	83
14,636	Assured Guaranty Ltd.	519,432
8,268	Athene Holding Ltd. - Class A*	369,331
9,991	Bunge Ltd.	694,874
64,000	CK Infrastructure Holdings Ltd.	481,905
7,969	Credicorp Ltd.	1,764,496
13,140	Everest Re Group Ltd.	2,960,311
19,000	Jardine Matheson Holdings Ltd.	1,181,300
196,000	NWS Holdings Ltd.	363,771
960	Ocean Wilsons Holdings Ltd.	13,208
7,321	RenaissanceRe Holdings Ltd.	898,799
14,594	Validus Holdings Ltd.	988,889
2,541	White Mountains Insurance Group Ltd.	2,292,185
6,000	Wing On Co. International Ltd.	23,026
		13,930,526
	Brazil – 0.0% [2]
14,698	Banco do Brasil S.A. - ADR[1]	120,729

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Brazil (Continued)
25,275	Telefonica Brasil S.A. - ADR[1]	$304,564
		425,293
	Canada – 1.7%
8,752	Agnico Eagle Mines Ltd.[1]	393,402
1,900	Artis Real Estate Investment Trust - REIT	19,738
200	Automotive Properties Real Estate Investment Trust - REIT	1,609
20,204	Bank of Montreal	1,563,790
38,824	Bank of Nova Scotia	2,342,252
17,495	BCE, Inc.	729,017
1,500	Calian Group Ltd.	36,546
45,648	Canadian Imperial Bank of Commerce	3,985,478
3,600	Canadian Tire Corp. Ltd. - Class A	458,343
1,200	Corby Spirit and Wine Ltd.	19,435
19,400	Dream Global Real Estate Investment Trust - REIT	222,638
85	Fairfax Financial Holdings Ltd.*	47,588
7,722	Franco-Nevada Corp.	544,787
5,958	George Weston Ltd.	483,634
2,500	Great-West Lifeco, Inc.	63,454
10,600	H&R Real Estate Investment Trust - REIT	165,221
10,390	Inovalis Real Estate Investment Trust	83,178
1,204	Lions Gate Entertainment Corp. - Class A1	27,897
5,288	Lions Gate Entertainment Corp. - Class B	115,437
9,600	Loblaw Cos. Ltd.[1]	496,437
6,852	Magna International, Inc.	439,008
1,300	Northview Apartment Real Estate Investment Trust - REIT	27,452
21,000	Rogers Communications, Inc. - Class B	985,539
36,018	Royal Bank of Canada	2,722,597
5,754	Shaw Communications, Inc. - Class B	115,655
3,200	Suncor Energy, Inc.	127,447
32,659	Toronto-Dominion Bank	1,906,882
		18,124,461
	Cayman Islands – 0.2%
1,096	Autohome, Inc. - ADR	123,541
80,466	CK Asset Holdings Ltd.	668,851
12,457	CK Hutchison Holdings Ltd.	140,269
1,146,000	HKT Trust and HKT Ltd.	1,437,280
		2,369,941
	Chile – 0.3%
11,643	Banco de Chile - ADR	1,090,949
11,753	Cia Cervecerias Unidas S.A. - ADR	298,056
144,816	Enel Americas S.A. - ADR	1,401,819

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	chile (Continued)
42,388	Enel Chile S.A. - ADR	$226,352
		3,017,176
	China – 0.5%
3,725,697	Bank of China Ltd. - Class H	1,945,531
40,178	China Construction Bank Corp. - ADR	810,189
8,046	China Petroleum & Chemical Corp. - ADR	784,083
4,821	China Telecom Corp. Ltd. - ADR	224,273
2,068	Huaneng Power International, Inc. - ADR	63,074
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,997,480
		5,824,630
	Colombia – 0.1%
13,567	Bancolombia S.A. - ADR	629,238
	Curacao – 0.0% [2]
3,552	Retail Holdings N.V.	41,203
	Denmark – 0.5%
8,087	Carlsberg A/S - Class B	898,121
9,221	Coloplast A/S - Class B	876,148
21,203	GN Store Nord A/S	809,573
25,534	Novo Nordisk A/S - ADR	1,213,886
9,119	Royal Unibrew A/S	654,203
4,634	Vestas Wind Systems A/S	303,629
8,267	William Demant Holding A/S*	301,004
		5,056,564
	Finland – 0.2%
1,685	Aspo Oyj	17,571
1,853	DNA Oyj	43,625
3,884	Elisa Oyj	174,010
46,305	Fortum Oyj	1,086,967
12,504	Kesko Oyj - B Shares	734,809
1,022	Olvi Oyj	35,963
2,401	Orion Oyj - Class A	76,488
6,044	Orion Oyj - Class B	178,775
20,441	Raisio Oyj	86,432
		2,434,640
	France – 0.4%
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	36,134
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	17,553
4,645	Cie Generale des Etablissements Michelin	600,521
76	Constructions Industrielles de la Mediterranee S.A.	10,770
2,897	Credit Agricole S.A.	39,838
29	Dassault Aviation S.A.	56,009

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	France (Continued)
96	Electricite de Strasbourg S.A.	$13,816
12,490	Engie S.A.	197,028
415	Fleury Michon S.A.	22,657
2,689	Fnac Darty S.A.*	282,906
438	Gaumont S.A.	70,364
2,725	Hermes International	1,939,491
542	L'Oreal S.A.	130,535
171	Laurent-Perrier	18,573
915	Metropole Television S.A.	19,340
1,397	Mr Bricolage	23,926
5,619	NetGem S.A.	16,325
255	Pernod Ricard S.A.	42,780
768	PSB Industries S.A.	43,589
2,929	Societe BIC S.A.	284,889
369	Societe Fonciere Lyonnaise S.A. - REIT	24,805
588	TOTAL S.A.	35,747
6,790	TOTAL S.A. - ADR	411,813
11,590	Veolia Environnement S.A.	262,941
2,946	Veolia Environnement S.A. - ADR	66,977
213	Voyageurs du Monde	33,117
		4,702,444
	Germany – 0.5%
11,474	Aareal Bank A.G.	492,233
473	Allianz S.E.	97,453
7,890	Allianz S.E. - ADR	163,086
4,399	Aurubis A.G.	357,837
3,362	Axel Springer S.E.	244,309
3,668	Beiersdorf A.G.	420,482
12,627	Brown-Forman Corp.*	714,183
351	CECONOMY A.G.	3,433
1,916	Comdirect Bank A.G.	27,237
9,733	Deutsche Lufthansa A.G.	264,143
15,911	Deutsche Post A.G.	603,455
4,155	Fielmann A.G.	329,751
10,908	Freenet A.G.	313,132
2,059	Henkel A.G. & Co.	232,163
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	990,802
1,191	MVV Energie A.G.	34,391
3,609	Salzgitter A.G.	184,696
		5,472,786
	Guernsey – 0.7%
110,730	Amdocs Ltd.	7,469,846
1,291	PPHE Hotel Group Ltd.	21,452

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	guernsey (Continued)
23,405	Schroder Real Estate Investment Trust Ltd. - REIT	$18,864
		7,510,162
	Hong Kong – 1.6%
52	AIA Group Ltd.	475
2,000	Allied Group Ltd.	12,728
322,000	BOC Hong Kong Holdings Ltd.	1,611,823
155,692	China Mobile Ltd. - ADR[1]	6,993,685
46,653	China Unicom Hong Kong Ltd. - ADR[1]	634,014
64,000	Chinney Investments Ltd.	28,968
174,000	CLP Holdings Ltd.	1,826,933
5,314	CNOOC Ltd. - ADR	898,969
94,210	Hang Seng Bank Ltd.	2,348,851
13,000	Harbour Centre Development Ltd.	25,625
60,000	Hon Kwok Land Investment Co., Ltd.	35,732
82,200	Hong Kong & China Gas Co., Ltd.	177,281
88,000	Link REIT	775,339
81,058	MTR Corp. Ltd.	455,518
46,500	Power Assets Holdings Ltd.	323,411
95,000	Regal Real Estate Investment Trust - REIT	28,908
25,000	Sun Hung Kai Properties Ltd.	402,146
198,400	Swire Properties Ltd.	776,869
		17,357,275
	India – 0.1%
64,580	Infosys Ltd. - ADR[1]	1,174,710
56,876	Wipro Ltd. - ADR[1]	261,630
		1,436,340
	Indonesia – 0.0% [2]
6,469	Bank Mandiri Persero Tbk P.T. - ADR	64,884
12,267	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	303,118
		368,002
	Ireland – 0.2%
2,731	Accenture PLC - Class A	425,326
127,035	Irish Residential Properties REIT PLC	202,082
6,953	Paddy Power Betfair PLC	845,354
22,317	Ryanair Holdings PLC*	425,959
		1,898,721
	Isle of Man– 0.0% [2]
13,156	Kape Technologies PLC	19,850
17,821	Manx Telecom PLC	44,070
		63,920

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Israel – 0.5%
1,181	Alrov Properties and Lodgings Ltd.	$39,909
15,545	Bank Hapoalim B.M.	107,262
17,176	Bank Leumi Le-Israel B.M.	107,055
14,222	Check Point Software Technologies Ltd.*1	1,384,654
2,488	Dor Alon Energy in Israel 1988 Ltd.	29,652
2,131	Elbit Systems Ltd.	251,564
34,091	Gazit-Globe Ltd.	328,661
186,616	Israel Discount Bank Ltd. - Class A	562,609
215,630	Isramco Negev 2 L.P.	23,687
3,652	Maabarot Products Ltd.	41,646
332	Malam - Team Ltd.	35,093
12,763	Mediterranean Towers Ltd.	22,063
6,868	Minrav Projects Ltd.	7,969
21,122	Nice Ltd. - ADR*1	2,233,651
1,464	Paz Oil Co., Ltd.	204,832
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	23,830
3,219	Shalag Industries Ltd.	13,165
13,646	Shufersal Ltd.	90,360
3,000	Strauss Group Ltd.	63,932
481	Taro Pharmaceutical Industries Ltd.*1	57,224
3,225	Victory Supermarket Chain Ltd.	37,799
		5,666,617
	Italy – 0.3%
81,287	A2A S.p.A.	138,230
5,092	Banca Mediolanum S.p.A.	35,960
3,971	Enel S.p.A.	21,824
34,026	Eni S.p.A. - ADR	1,240,588
105,702	Iren S.p.A.	262,914
17,172	Luxottica Group S.p.A.	1,069,328
2,019	Luxottica Group S.p.A. - ADR	126,955
2,700	Orsero S.p.A.	25,251
		2,921,050
	Japan – 4.2%
8,200	ABC-Mart, Inc.	503,236
10,900	Aeon Hokkaido Corp.	80,170
2,200	Alps Logistics Co., Ltd.	18,382
1,500	Aohata Corp.	34,658
222,735	Astellas Pharma, Inc.	3,449,210
1,400	Bandai Namco Holdings, Inc.	59,426
3,600	Biofermin Pharmaceutical Co., Ltd.	94,912
35,900	Bridgestone Corp.	1,436,762
700	Bull-Dog Sauce Co., Ltd.	14,066
1,600	Canare Electric Co., Ltd.	36,137
61,767	Canon, Inc.	2,106,223

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
86,315	Canon, Inc. - ADR	$2,938,163
1,100	Choushimaru Co., Ltd.	53,378
6,500	Chubu Electric Power Co., Inc.	100,561
1,100	Daiichi Kensetsu Corp.	17,918
6,200	Daiichi Sankyo Co., Ltd.	198,422
2,800	Dainichi Co., Ltd.	20,752
1,200	Dynac Corp.	19,352
800	FamilyMart UNY Holdings Co., Ltd.	82,875
17,400	FUJIFILM Holdings Corp.	665,833
400	Fuso Pharmaceutical Industries Ltd.	10,681
4,000	Gourmet Kineya Co., Ltd.	44,124
1,100	Hakuyosha Co., Ltd.	35,192
2,800	Isewan Terminal Service Co., Ltd.	18,538
15,000	Isuzu Motors Ltd.	200,223
1,300	Itec Corp.	16,408
2,800	Itochu Techno-Solutions Corp.	50,586
51,000	Japan Airlines Co., Ltd.	1,972,190
39,600	Japan Post Bank Co., Ltd.	494,028
10,800	Japan Post Holdings Co., Ltd.	123,524
76	Japan Real Estate Investment Corp. - REIT	398,275
23,500	Japan Tobacco, Inc.	633,148
300	JFE Container Co., Ltd.	12,487
800	Jichodo Co., Ltd.	66,700
2,700	Jolly - Pasta Co., Ltd.	42,350
3,400	Kakiyasu Honten Co., Ltd.	91,532
1,000	Kao Corp.	77,240
500	Kato Sangyo Co., Ltd.	17,375
14,249	KDDI Corp.	384,345
5,400	KDDI Corp. - ADR	72,738
10,400	King Co., Ltd.	48,979
6,000	Kitano Construction Corp.	20,615
3,000	Kohsoku Corp.	35,983
21,600	Lawson, Inc.	1,405,093
5,000	Makita Corp.	222,190
72,000	Marubeni Corp.	558,533
900	Maxvalu Chubu Co., Ltd.	11,759
2,700	Maxvalu Tohoku Co., Ltd.*	34,980
400	Maxvalu Tokai Co., Ltd.	9,118
9,200	McDonald's Holdings Co. Japan Ltd.	462,590
15,400	Medipal Holdings Corp.	353,967
1,000	Meiko Trans Co., Ltd.	11,941
37,000	Mitsubishi Motors Corp.	278,810
116,235	Mitsubishi Tanabe Pharma Corp.	2,075,891
7,700	Miyoshi Oil & Fat Co., Ltd.	100,343

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
1,000	Morishita Jintan Co., Ltd.	$25,862
1,200	Morozoff Ltd.	74,074
700	Mory Industries, Inc.	21,528
1,000	Nakamuraya Co., Ltd.	43,716
2,400	Nakayamafuku Co., Ltd.	15,665
21,900	Nichia Steel Works Ltd.	66,828
400	Nihon Shokuhin Kako Co., Ltd.	8,452
23	NIPPON REIT Investment Corp.	69,883
17,200	Nippon Telegraph & Telephone Corp.	803,531
76,451	Nippon Telegraph & Telephone Corp. - ADR	3,558,029
175,100	Nissan Motor Co., Ltd.	1,736,660
5,800	Nissin Foods Holdings Co., Ltd.	430,588
2,900	Nissui Pharmaceutical Co., Ltd.	37,393
2,000	Nittobest Corp.	16,227
330,633	NTT DOCOMO, Inc.	8,527,649
30,121	NTT DOCOMO, Inc. - ADR	772,604
12,075	Okinawa Electric Power Co., Inc.	274,785
15,966	Otsuka Holdings Co., Ltd.	792,390
6,000	OUG Holdings, Inc.	152,038
5,400	Paris Miki Holdings, Inc.	24,890
1,500	Plant Co., Ltd.	18,246
1,500	Resol Holdings Co., Ltd.	61,286
527	Rinnai Corp.	50,196
2,000	Rock Paint Co., Ltd.	16,256
900	S&B Foods, Inc.	87,290
5,100	Secom Co., Ltd.	379,212
12,213	Seven & i Holdings Co., Ltd.	540,191
6,200	Shidax Corp.	24,072
14,505	Shimamura Co., Ltd.	1,479,998
1,234	Shin-Etsu Chemical Co., Ltd.	122,708
600	Shin-Keisei Electric Railway Co., Ltd.	12,270
2,600	Shofu, Inc.	33,643
14,041	Suntory Beverage & Food Ltd.	622,253
1,532	Suntory Beverage & Food Ltd. - ADR	33,827
1,100	Taiko Bank Ltd.	22,319
9,800	Takeda Pharmaceutical Co., Ltd.	398,390
800	Tobu Store Co., Ltd.	22,261
4,500	Tohoku Electric Power Co., Inc.	57,369
300	Tokyo Rakutenchi Co., Ltd.	15,897
3,000	Tokyu Recreation Co., Ltd.	27,960
14,000	Toyo Suisan Kaisha Ltd.	498,109
6	Toyota Motor Corp.	381
1,437	Toyota Motor Corp. - ADR	183,893
14,500	Trend Micro, Inc.	819,770

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
3,000	TTK Co., Ltd.	$21,799
1,200	Unicafe, Inc.	12,342
13	Unicharm Corp.	402
32	United Urban Investment Corp. - REIT	49,013
6,800	Weds Co., Ltd.	48,247
6,586	Yamaguchi Financial Group, Inc.	79,241
2,000	Yamaya Corp.	63,829
4,000	Yamazaki Baking Co., Ltd.	86,438
2,600	Yamazawa Co., Ltd.	43,105
5,900	Yashima Denki Co., Ltd.	49,421
2,100	Yomeishu Seizo Co., Ltd.	45,093
1,100	Yonkyu Co., Ltd.	15,127
		45,817,558
	Jersey – 0.1%
7,138	Randgold Resources Ltd. - ADR[1]	567,614
	Luxembourg – 0.2%
1,282	APERAM S.A.	59,474
7,999	Atento S.A.	60,393
15,008	Millicom International Cellular S.A.	945,686
14,131	RTL Group S.A.	1,065,377
		2,130,930
	Netherlands – 0.3%
2,713	ABN AMRO Group N.V. - ADR	35,350
36,400	Aegon N.V.	226,044
26,578	ForFarmers N.V.	358,580
38,527	Koninklijke Ahold Delhaize N.V.	885,076
10,135	Koninklijke Ahold Delhaize N.V. - ADR	232,598
10,341	Mylan N.V.*	397,715
6,330	NXP Semiconductors N.V.*	721,620
6,670	Sligro Food Group N.V.	340,137
		3,197,120
	New Zealand – 0.3%
4,070	Abano Healthcare Group Ltd.	25,206
4,384	Briscoe Group Ltd.*	10,799
19,158	Contact Energy Ltd.	77,080
1,125	EBOS Group Ltd.	14,208
58,872	Fisher & Paykel Healthcare Corp. Ltd.	545,996
120,276	Genesis Energy Ltd.	205,794
222,335	Goodman Property Trust - REIT	220,745
30,944	Kathmandu Holdings Ltd.	52,519
214,125	Mercury NZ Ltd.	482,900
30,643	Metlifecare Ltd.	128,210

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	New Zealand (Continued)
46,321	PGG Wrightson Ltd.	$22,691
82,191	Property for Industry Ltd.	97,383
24,994	Sanford Ltd.	134,534
278,357	Spark New Zealand Ltd.	711,582
45,654	Stride Property Group	57,160
10,388	Synlait Milk Ltd.*	81,720
32,857	Trustpower Ltd.	129,753
30,318	Warehouse Group Ltd.	43,034
		3,041,314
	Norway – 0.3%
2,163	Equinor A.S.A.	56,860
3,054	Kongsberg Gruppen A.S.A.	64,459
27,446	Marine Harvest A.S.A.	549,110
14,812	Norsk Hydro A.S.A.	93,214
2,681	Olav Thon Eiendomsselskap A.S.A.	48,884
107,764	Orkla A.S.A.	972,053
2,026	Oslo Bors VPS Holding A.S.A.	29,464
44,227	Telenor A.S.A.	911,028
3,840	Yara International A.S.A.	158,511
		2,883,583
	Peru – 0.1%
53,833	Cia de Minas Buenaventura S.A.A. - ADR[1]	832,797
	Portugal – 0.1%
108	F. Ramada Investimentos SGPS S.A.	1,250
21,301	Jeronimo Martins SGPS S.A.	334,335
125,956	REN - Redes Energeticas Nacionais SGPS S.A.	350,052
		685,637
	Singapore – 0.2%
25,000	DBS Group Holdings Ltd.	526,011
7,499	DBS Group Holdings Ltd. - ADR	636,515
32,300	Far East Hospitality Trust - REIT	15,797
18,600	First Real Estate Investment Trust - REIT	19,170
22,600	Fraser and Neave Ltd.	34,225
99,600	Frasers Hospitality Trust	51,703
17,600	Hotel Grand Central Ltd.*	20,868
31,300	IREIT Global - REIT	17,845
44,500	Keong Hong Holdings Ltd.	17,535
8,000	Keppel Corp. Ltd.	45,861
210,200	Keppel Infrastructure Trust	80,063
40,100	Sheng Siong Group Ltd.	30,193
88,900	Singapore Airlines Ltd.	746,480

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	singapore (Continued)
109,000	Singapore Telecommunications Ltd.	$266,739
		2,509,005
	South Korea – 0.1%
62,927	SK Telecom Co., Ltd. - ADR	1,435,994
	Spain – 0.1%
53,158	International Consolidated Airlines Group S.A.	480,565
	Sweden – 0.2%
1,492	AAK A.B.	135,183
7,424	Essity A.B. - Class B	188,484
765	Hufvudstaden A.B. - A Shares	11,049
21,608	ICA Gruppen A.B.	666,881
5,731	Industrivarden A.B. - A Shares	125,213
23,434	Swedish Match A.B.	1,111,467
		2,238,277
	Switzerland – 1.5%
11,707	ABB Ltd.	264,847
4,924	Adecco Group A.G.	295,682
455	Alpiq Holding A.G.*	34,439
157	Barry Callebaut A.G.	275,000
158	Berner Kantonalbank A.G.	28,518
881	BFW Liegenschaften A.G.	38,347
6,892	BKW A.G.	435,288
20,505	Chubb Ltd.	2,679,798
15,845	Coca-Cola HBC A.G.	540,845
116	Flughafen Zuerich A.G.	24,349
6,065	Garmin Ltd.	364,446
81	Intershop Holding A.G.[1]	41,575
2,512	Julius Baer Group Ltd.	146,878
1,489	Kuehne + Nagel International A.G.	224,803
3,063	Nestle S.A.	231,509
44,257	Nestle S.A. - ADR	3,348,927
6,656	Novartis A.G.	494,826
36,440	Novartis A.G. - ADR	2,715,509
1,968	Roche Holding A.G.	421,963
29,608	Roche Holding A.G. - ADR	793,791
6,238	Sonova Holding A.G.	1,089,583
1,052	Swatch Group A.G.[1]	511,810
723	Swiss Life Holding A.G.[1]	246,609
964	Swiss Re A.G.	82,895
1,130	Swisscom A.G.	504,167
227	Zurich Insurance Group A.G.	67,274

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	switzerland (Continued)
2,010	Zurich Insurance Group A.G. - ADR	$59,556
		15,963,234
	Taiwan – 1.0%
122,131	Chunghwa Telecom Co., Ltd. - ADR	4,424,806
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,371,637
353,457	United Microelectronics Corp. - ADR	982,611
		10,779,054
	Thailand – 0.0% [2]
8,280	Kasikornbank PCL - ADR	200,749
	United Kingdom – 1.2%
34,928	3i Group PLC	441,878
15,206	A.G. Barr PLC	137,456
24,925	Amino Technologies PLC	68,091
2,827	Atlassian Corp. PLC - Class A*	180,334
15,376	Aviva PLC	104,183
48,787	Britvic PLC	524,681
8,611	Burberry Group PLC	236,575
51,243	Carnival PLC - ADR	3,286,214
48,688	Centrica PLC	94,281
1,133	Diageo PLC	41,630
6,885	Eco Animal Health Group PLC	50,248
5,443	Eurocell PLC	17,076
11,477	Finsbury Food Group PLC	19,148
5,060	Gresham Technologies PLC	13,524
14,967	Harworth Group PLC[1]	23,776
59,874	HSBC Holdings PLC - ADR[1]	2,896,704
8,159	Inchcape PLC	79,298
227,143	Kingfisher PLC	921,711
13,159	Marshall Motor Holdings PLC	29,038
8,055	Microgen PLC	48,073
6,346	Palace Capital PLC	29,864
8,339	Persimmon PLC	313,767
13,891	Premier Asset Management Group PLC	47,642
1,962	Quixant PLC	11,610
5,302	Relx PLC	116,297
19,352	Royal Dutch Shell PLC - Class A - ADR	1,346,512
100,146	Royal Mail PLC	673,869
16,268	Segro PLC - REIT	141,378
17,713	Shoe Zone PLC	42,961
43,242	SSE PLC	785,517
3,035	Standard Life Aberdeen PLC	14,118
1,638	System1 Group PLC*	6,532
2,086	TBC Bank Group PLC	45,902

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
5,061	Telecom Plus PLC	$69,535
716	WH Smith PLC	18,434
103,050	William Hill PLC	438,059
5,951	Zegona Communications PLC	9,575
		13,325,491
	United States – 21.7%
717	3M Co.	141,414
7,272	Adtalem Global Education, Inc.*1	347,238
17,797	Aetna, Inc.	3,134,586
107,612	Aflac, Inc.	4,848,997
83,064	AGNC Investment Corp. - REIT	1,563,264
16,102	Allstate Corp.	1,505,215
3,596	Alphabet, Inc. - Class A*	3,955,600
23,055	Altria Group, Inc.	1,285,086
349	Amazon.com, Inc.*	568,737
7,386	American Eagle Outfitters, Inc.	163,969
14,731	American Electric Power Co., Inc.	1,000,971
10,256	American Financial Group, Inc.	1,126,929
25,753	American National Insurance Co.	3,064,607
5,609	AmerisourceBergen Corp.	460,723
450	Analog Devices, Inc.	43,731
144,148	Annaly Capital Management, Inc. - REIT	1,503,464
12,159	Anthem, Inc.	2,692,246
23,925	Apple Hospitality REIT, Inc.	455,293
18,550	Apple, Inc.	3,466,438
2,506	Archer-Daniels-Midland Co.	109,562
2,459	Aspen Technology, Inc.*	229,326
79,732	AT&T, Inc.	2,576,938
417	Atmos Energy Corp.	37,201
4,354	Automatic Data Processing, Inc.	566,107
35,239	Avangrid, Inc.	1,870,839
1,998	Avery Dennison Corp.	209,850
1,938	BancFirst Corp.	115,795
2,329	Bank of Hawaii Corp.[1]	197,802
35,838	Baxter International, Inc.	2,538,764
5,661	Baycom Corp.*	135,977
711	Becton, Dickinson and Co.	157,550
5,454	Berkshire Hathaway, Inc.*	1,044,605
2,677	Berry Global Group, Inc.*	129,272
3,188	Best Buy Co., Inc.[1]	217,581
6,253	Bio-Rad Laboratories, Inc. - Class A*	1,795,424
409	Boeing Co.	144,033
880	BOK Financial Corp.	88,836

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
11,862	Booz Allen Hamilton Holding Corp.	$534,858
1,716	Bristol-Myers Squibb Co.	90,296
7,868	Brown & Brown, Inc.	218,573
2,928	BWX Technologies, Inc.	195,415
4,196	Cadence Design Systems, Inc.*	178,120
7,927	Callaway Golf Co.[1]	150,137
744	Cambridge Bancorp[1]	62,719
2,169	Carlisle Cos., Inc.	232,929
998	Carter's, Inc.[1]	108,792
6,635	Cboe Global Markets, Inc.	647,311
978	Cedar Fair LP	65,017
13,264	Centennial Resource Development, Inc. - Class A*	233,446
54,477	CenterPoint Energy, Inc.	1,423,484
1,077	Charles River Laboratories International, Inc.*1	115,799
2,871	Chemed Corp.[1]	935,946
10,734	Chemours Co.	525,859
5	Chimera Investment Corp. - REIT[1]	92
4,160	Choice Hotels International, Inc.	334,256
9,999	Church & Dwight Co., Inc.[1]	469,453
2,612	Churchill Downs, Inc.[1]	782,033
61,778	Ciena Corp.*	1,423,983
8,762	Cigna Corp.	1,484,020
104,690	Cisco Systems, Inc.	4,471,310
3,541	Clorox Co.	427,859
5,817	CME Group, Inc.[1]	947,589
5,294	CMS Energy Corp.	244,212
17,148	CNA Financial Corp.	805,613
38,380	Coca-Cola Co.	1,650,340
28,386	Colgate-Palmolive Co.	1,790,873
9,855	Columbia Sportswear Co.	858,469
1,465	Comerica, Inc.	138,135
9,457	Commerce Bancshares, Inc.	610,733
65,087	Consolidated Edison, Inc.	4,994,126
2,578	Constellation Brands, Inc. - Class A	575,100
11,910	Costco Wholesale Corp.	2,361,038
5,939	Danaher Corp.	589,624
13,785	Darden Restaurants, Inc.	1,204,947
3,654	Deckers Outdoor Corp.*	413,487
4,067	Dell Technologies, Inc. - Class V*	328,044
9,043	Denny's Corp.*	137,906
7,035	Dick's Sporting Goods, Inc.[1]	257,481
31,342	Dolby Laboratories, Inc. - Class A	1,968,278
396	Dr. Pepper Snapple Group, Inc.	47,243
1,766	DTE Energy Co.	180,891

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
10,195	Duke Energy Corp.	$786,646
10,849	eBay, Inc.*	409,224
3,847	Edison International[1]	239,130
8,003	Eli Lilly & Co.	680,575
12,307	Ellington Residential Mortgage - REIT[1]	142,269
6,460	Encompass Health Corp.	418,285
1,036	Entegra Financial Corp.*	29,526
13,448	Entergy Corp.	1,088,078
13,083	Estee Lauder Cos., Inc. - Class A1	1,955,124
78,083	Exelon Corp.	3,231,855
11,994	Expeditors International of Washington, Inc.[1]	893,313
13,591	Express Scripts Holding Co.*	1,030,334
17,551	Exxon Mobil Corp.	1,425,843
7,631	F5 Networks, Inc.*	1,321,002
3,406	Facebook, Inc. - Class A*	653,203
1,026	FedEx Corp.	255,597
1,095	Fidelity National Information Services, Inc.	111,931
18,613	First American Financial Corp.	969,365
2,407	First Financial Corp.	104,945
1,159	First Northern Community Bancorp*	15,647
8,919	FLIR Systems, Inc.	480,734
10,550	Flowers Foods, Inc.	214,165
17,701	FNB Corp.[1]	234,538
32,661	FNF Group	1,207,151
20,081	Foot Locker, Inc.	1,083,772
3,278	Forward Air Corp.	194,451
2,072	Gap, Inc.[1]	57,975
2,299	General Dynamics Corp.	463,731
19,189	General Motors Co.	819,370
17,333	Gilead Sciences, Inc.	1,168,244
349	Graham Holdings Co. - Class B	202,717
14,007	H&R Block, Inc.	384,492
3,059	Haemonetics Corp.*	276,381
3,866	Hancock Whitney Corp.	194,266
1,395	Hanover Insurance Group, Inc.	169,130
1,641	Harris Corp.	246,921
55,805	Hawaiian Electric Industries, Inc.[1]	1,915,786
348	Henry Schein, Inc.*1	24,082
4,253	Hershey Co.	382,940
18,516	Hilton Grand Vacations, Inc.*	736,196
7,877	Home Depot, Inc.	1,469,454
829	Honeywell International, Inc.	122,617
17,694	Hormel Foods Corp.[1]	635,038
8,751	Humana, Inc.	2,546,366

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
1,149	IAC/InterActiveCorp*	$178,256
3,218	IDEXX Laboratories, Inc.*1	670,020
3,229	Ingredion, Inc.	359,678
154,676	Intel Corp.	8,538,115
3,379	Inter Parfums, Inc.	180,101
2,479	Intercontinental Exchange, Inc.	175,736
4,757	International Speedway Corp. - Class A1	198,367
3,590	Jack Henry & Associates, Inc.	448,965
47,070	Johnson & Johnson	5,630,513
2,481	John Wiley & Sons, Inc. - Class A	168,212
8,969	JPMorgan Chase & Co.	959,773
13,613	Kimberly-Clark Corp.[1]	1,372,871
4,314	Laboratory Corp. of America Holdings*	779,065
15,005	Lamb Weston Holdings, Inc.	956,569
6,463	Lancaster Colony Corp.[1]	814,984
468	Liberty Expedia Holdings, Inc. - Class A*	20,316
10,575	Lincoln National Corp.	701,017
13,326	Live Nation Entertainment, Inc.*1	568,087
4,206	Lockheed Martin Corp.	1,322,955
42,861	Loews Corp.	2,094,617
1,209	LPL Financial Holdings, Inc.	83,143
5,483	Lululemon Athletica, Inc.*	575,989
4,260	ManpowerGroup, Inc.	383,400
6,082	MasterCard, Inc. - Class A	1,156,310
7,452	Materion Corp.	406,507
421	McCormick & Co., Inc.	42,521
16,848	McDonald's Corp.	2,695,848
32,568	Merck & Co., Inc.	1,938,773
7,025	MetLife, Inc.	323,080
957	Mettler-Toledo International, Inc.*	527,058
492,731	MFA Financial, Inc. - REIT	3,833,447
6,761	Microsoft Corp.	668,257
1,060	Molson Coors Brewing Co. - Class B	65,349
6,014	Monsanto Co.	766,544
6,039	Monster Beverage Corp.*	308,955
1,834	Morningstar, Inc.[1]	220,098
6,251	Motorola Solutions, Inc.	670,982
3,802	MSC Industrial Direct Co., Inc. - Class A	349,138
2,732	MSG Networks, Inc.*1	52,728
3,145	National Fuel Gas Co.[1]	165,553
1,128	National HealthCare Corp.	74,899
6,685	National Instruments Corp.	278,230
5,669	NetScout Systems, Inc.*1	153,063
3,074	New York Times Co. - Class A1	69,934

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
1,608	Newmont Mining Corp.	$62,599
55,229	News Corp.	830,092
7,384	NextEra Energy, Inc.[1]	1,224,341
1,378	NIKE, Inc. - Class B	98,940
2,994	Northrop Grumman Corp.	979,786
7,254	NorthWestern Corp.	395,198
1,814	Nu Skin Enterprises, Inc. - Class A1	148,548
254	NVR, Inc.*	759,597
12,559	Old Republic International Corp.	263,488
318	ONE Gas, Inc.	23,866
2,422	Orbital ATK, Inc.	323,870
990	Oxford Industries, Inc.	81,695
61,533	Park Hotels & Resorts, Inc. - REIT	1,982,593
5,910	Paychex, Inc.	387,578
3,756	PayPal Holdings, Inc.*	308,255
39,866	People's United Financial, Inc.	733,933
24,515	PepsiCo, Inc.	2,457,629
5,842	Perficient, Inc.*	152,535
135,318	Pfizer, Inc.	4,861,976
17,228	PG&E Corp.	746,489
2,226	Phibro Animal Health Corp. - Class A	100,615
10,939	Philip Morris International, Inc.	870,088
3,661	Phillips 66	426,470
15,059	Pinnacle West Capital Corp.	1,198,847
2,748	Plantronics, Inc.	200,192
23,658	PPL Corp.	646,337
2,913	Prestige Brands Holdings, Inc.*1	97,382
4,825	ProAssurance Corp.	185,280
29,478	Procter & Gamble Co.	2,156,905
15,048	Progressive Corp.	934,330
3,605	Prologis, Inc. - REIT	231,982
7,426	Prudential Financial, Inc.	719,134
28,827	Public Service Enterprise Group, Inc.	1,527,254
10,015	Quest Diagnostics, Inc.	1,066,898
431	Ralph Lauren Corp.	58,004
3,673	Rayonier, Inc. - REIT[1]	142,770
15,272	Raytheon Co.	3,199,484
2,347	Reinsurance Group of America, Inc.	350,736
11,091	Reliance Steel & Aluminum Co.	1,037,785
15,435	Republic Services, Inc.	1,040,782
2,143	ResMed, Inc.	220,322
3,545	Royal Gold, Inc.	317,845
1,395	Ryman Hospitality Properties, Inc. - REIT	117,013
99	S&P Global, Inc.	19,553

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
6,997	Sanderson Farms, Inc.[1]	$684,866
5,473	SBA Communications Corp. - REIT*	865,117
13,739	Scholastic Corp.	618,118
30	Seaboard Corp.	122,250
26,147	Service Corp. International	959,333
6,888	Southern Copper Corp.[1]	336,754
3,700	Starbucks Corp.	209,679
13,034	Starwood Property Trust, Inc. - REIT[1]	282,968
4,157	Steven Madden Ltd.[1]	219,697
5,344	Stryker Corp.	929,963
4,209	Symantec Corp.	87,463
10,629	Synopsys, Inc.*	936,096
47,256	Sysco Corp.	3,073,058
2,975	Tapestry, Inc.	130,067
3,144	Tech Data Corp.*1	272,931
3,869	Texas Instruments, Inc.	432,980
2,159	Thor Industries, Inc.[1]	199,923
18,749	Time Warner, Inc.	1,765,406
8,614	TJX Cos., Inc.	778,016
2,265	Tootsie Roll Industries, Inc.[1]	65,912
15,498	Torchmark Corp.	1,314,695
5,074	Tractor Supply Co.[1]	377,049
13,882	Travelers Cos., Inc.	1,784,115
13,271	Trustmark Corp.[1]	426,928
2,790	Two Harbors Investment Corp. - REIT[1]	43,385
14,434	Tyson Foods, Inc. - Class A	973,862
6,518	U.S. Bancorp	325,835
23,360	U.S. Foods Holding Corp.*	833,485
4,449	UGI Corp.	224,541
1,378	Ulta Beauty, Inc.*	340,242
56,040	Umpqua Holdings Corp.	1,319,182
7,101	United Parcel Service, Inc. - Class B	824,568
4,464	United Technologies Corp.	557,196
7,184	United Therapeutics Corp.*1	765,671
8,195	UnitedHealth Group, Inc.[1]	1,979,174
1,594	Universal Corp.	105,443
1,697	Urban Outfitters, Inc.*1	70,493
5,112	USANA Health Sciences, Inc.*	598,104
5,676	Valero Energy Corp.	687,931
2,210	Varex Imaging Corp.*1	81,682
6,477	Varian Medical Systems, Inc.*1	763,444
20,534	Vectren Corp.	1,450,932
238	VF Corp.	19,316
4,836	Visa, Inc. - Class A1	632,162

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
12,079	Vistra Energy Corp.*	$296,298
14,408	Voya Financial, Inc.[1]	748,352
1,487	W.W. Grainger, Inc.	459,468
69,190	Walmart, Inc.	5,710,943
11,830	Walt Disney Co.	1,176,730
21,552	Waste Management, Inc.	1,782,566
1,786	Watsco, Inc.[1]	328,660
2,132	WEC Energy Group, Inc.[1]	134,636
2,211	WellCare Health Plans, Inc.*	490,112
34,736	Werner Enterprises, Inc.[1]	1,361,651
37,931	Westar Energy, Inc.	2,150,688
10,101	WGL Holdings, Inc.	890,908
10,429	Xcel Energy, Inc.[1]	474,728
17,150	Xcerra Corp.*	236,155
28,592	Yum China Holdings, Inc.	1,123,666
7,590	Yum! Brands, Inc.	617,295
4,843	Zimmer Biomet Holdings, Inc.	540,043
13,970	Zoetis, Inc.	1,169,289
		234,501,474
	Virgin Islands (British) – 0.0% [2]
2,806	Michael Kors Holdings Ltd.*	161,036
	Total Common Stocks (Cost $388,459,408)	447,357,498
	Exchange-Traded Funds – 20.7%
1,350,363	iShares Core MSCI Emerging Markets ETF[1]	74,985,657
1,962,303	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	119,484,630
248,567	iShares Edge MSCI Min Vol Global ETF[1]	20,822,458
132,538	iShares MSCI ACWI ETF	9,586,474
	Total Exchange-Traded Funds (Cost $207,902,886)	224,879,219
	CLOSED-END MUTUAL FUND – 0.0% [2]
18,708	Ground Rents Income Fund PLC - REIT	26,547
	Total Closed-End Mutual Fund (Cost $32,244)	26,547
	OPEN-END MUTUAL FUND – 29.0%
12,552,955	GMO Quality Fund - Class VI3	313,572,818
	Total OPEN-END MUTUAL FUND (Cost $272,348,547)	313,572,818
	Preferred Stock – 0.1%
	Germany – 0.1%
19,854	Porsche Automobil Holding S.E.	1,462,578

Aspiriant Risk-Managed Equity Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Total Preferred Stock (Cost $1,328,808)	$1,462,578
	Short-Term Investments – 12.2%
	Collateral Pool Investments for Securities on Loan – 3.6%
	Collateral Pool Allocation	38,621,934
	Money Market Fund – 8.6%
93,135,476	JPMorgan Prime Money Market Fund - Institutional Shares, 1.88% [4]	93,154,103
	Total Short-Term Investments (Cost $131,762,305)	131,776,037
	Total Investments – 103.4% (Cost $1,001,834,198)	1,119,074,697
	Liabilities in excess of other assets – (3.4)%	(36,336,147)
	Total Net Assets – 100.0%	$1,082,738,550

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $37,640,726.
[2]	Rounds to less than 0.05%.
[3]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds – 61.0%
	Alabama – 0.4%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 07/5/20181 2	$499,990
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023	555,375
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 07/2/2018	1,002,730
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,925,884
		4,983,979
	Alaska – 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,215,000

	Arizona – 1.6%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	526,900
	Arizona Industrial Development Authority
600,000	5.00%, 03/1/2037, Call 09/1/2027[3]	608,826
530,000	5.00%, 07/1/2047, Call 07/1/2027[3]	547,951
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[3]	235,559
250,000	City of Mesa Utility System Revenue, 5.00%, 07/1/2034, Call 07/1/2028	296,768
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,353,820
1,500,000	County of Pima, 4.00%, 07/1/2023	1,638,015
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	702,670
	Industrial Development Authority of the City of Phoenix
580,000	7.00%, 07/1/2022, Call 07/1/2020	623,372
645,000	5.00%, 10/1/2036, Call 10/1/2026	712,848
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,076,660
	Industrial Development Authority of the County of Pima
540,000	7.00%, 01/1/2022	538,277
500,000	6.75%, 03/1/2034, Call 03/1/2024	513,780
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	340,422
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	1,012,620
1,000,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[3]	995,180
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,325,160
830,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	935,393
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,336,701
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,303,500
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	828,874
		20,453,296

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California – 7.0%
$2,000,000	Bay Area Toll Authority, 2.31% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026[4]	$2,107,260
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 07/5/2018	1,002,530
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	176,275
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,476,970
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[3]	214,496
500,000	7.00%, 06/1/2034, Call 06/1/2022	570,150
500,000	5.75%, 10/1/2034, Call 10/1/2021	515,080
905,000	5.00%, 10/1/2035, Call 10/1/2022	922,123
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,114,330
1,585,000	5.00%, 01/1/2042, Call 01/1/2028	1,793,507
750,000	5.00%, 06/1/2046, Call 06/1/2026	813,142
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 3	1,069,420
250,000	8.00%, 07/1/2039, Call 07/1/20272 3	271,635
990,000	5.00%, 11/21/2045, Call 07/5/2018[3]	1,007,097
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[3]	760,403
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[3]	1,081,700
500,000	5.00%, 10/1/2042, Call 10/1/2022	515,440
350,000	6.75%, 11/1/2045, Call 11/1/2024[3]	372,369
980,000	7.00%, 06/1/2047, Call 06/1/2020[5]	730,100
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,129,150
	California Statewide Communities Development Authority
140,000	6.00%, 11/1/2032, Call 11/1/2020[5]	126,000
1,000,000	2.63%, 11/1/2033[1]	1,011,510
230,000	6.25%, 11/1/2042, Call 11/1/20203 5	207,000
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,176,869
100,000	5.00%, 04/1/2047, Call 04/1/2027	112,187
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,091,580
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	949,025
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	692,659
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	219,846
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	544,930
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,136,570
880,000	City of Roseville, 5.00%, 09/1/2037, Call 09/1/2018	885,113
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,035,096
455,000	City of Upland, 5.00%, 01/1/2034, Call 01/1/2028	514,459

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	$1,911,248
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	352,794
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	263,328
1,000,000	County of Sacramento CA, 5.00%, 07/1/2036, Call 07/1/2028	1,185,190
700,000	County of San Bernardino CA, 4.00%, 09/1/2042, Call 09/1/2024	707,525
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,044,240
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,098,260
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,058,600
2,500,000	5.13%, 06/1/2047, Call 06/20/2018	2,500,075
945,000	5.75%, 06/1/2047, Call 06/20/2018	949,725
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 07/5/2018	1,000,970
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,052,700
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,117,250
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,057,110
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	571,795
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	427,869
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	264,930
	National City Community Development Commission
500,000	5.75%, 08/1/2021	561,835
500,000	7.00%, 08/1/2032, Call 08/1/2021	580,200
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	160,967
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,052,890
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	253,781
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,033,850
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,322,100
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,518,270
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,091,540
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,302,300
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	545,925
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 07/5/2018[5]	267,545

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	California (Continued)
$695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	$789,513
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,053,000
1,230,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018	1,239,004
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,103,951
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,823,325
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,324,180
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,127,730
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,290,953
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	40,164
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	537,465
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,084,004
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	585,125
500,000	6.25%, 07/1/2024	576,405
460,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	499,394
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	514,387
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,039,630
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	663,321
1,350,000	5.00%, 11/1/2033	1,623,604
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 07/5/2018	970,068
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,072,040
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	100,631
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 06/1/2037, Call 06/20/2018	501,260
1,000,000	5.13%, 06/1/2046, Call 06/20/2018	1,002,200
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,110,920
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,113,840
		90,386,947

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Colorado – 2.5%
	Cathedral Pines Metropolitan District
$580,000	5.00%, 12/1/2031, Call 12/1/2026	$630,988
1,905,000	5.00%, 12/1/2046, Call 12/1/2026	2,025,491
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	705,138
500,000	5.00%, 12/1/2043, Call 12/1/2023	532,800
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	490,485
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	542,035
550,000	4.75%, 04/1/2030, Call 04/1/2022	565,450
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	978,620
455,000	6.75%, 04/1/2040, Call 07/5/2018[3]	455,196
600,000	6.25%, 11/1/2040, Call 11/1/2020	616,236
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	108,055
500,000	4.00%, 10/1/2039, Call 10/1/2024	506,960
500,000	5.13%, 12/1/2039, Call 12/1/2019	506,400
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,150,370
	Colorado Health Facilities Authority
1,350,000	6.75%, 06/1/2032, Call 06/1/2022[5]	954,517
500,000	5.00%, 01/15/2035, Call 01/15/2026	564,335
500,000	5.00%, 06/1/2036, Call 06/1/2027	554,985
1,000,000	7.75%, 08/1/2039, Call 08/1/2019	1,067,390
500,000	8.00%, 08/1/2043, Call 02/1/2024	575,210
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,196,480
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	517,775
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	544,005
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	563,290
550,000	5.00%, 12/1/2040, Call 12/1/2026	611,028
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,573,223
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	258,135
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	428,600
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	193,405
480,000	0.00%, 09/1/2030	312,379
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	250,180
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,394,500

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Colorado (Continued)
$1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	$1,053,076
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	767,903
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,036,232
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	9,000
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,142,461
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,137,845
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	483,463
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,063,720
500,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	497,130
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	136,964
575,000	Water Valley Metropolitan District No. 2, 5.25%, 12/1/2040, Call 12/1/2026	617,746
		32,319,201
	Connecticut – 0.3%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 07/5/2018[2]	484,695
	Connecticut State Health & Educational Facility Authority
1,000,000	4.00%, 07/1/2018	1,001,430
190,000	5.00%, 07/1/2037, Call 07/1/2027	215,946
2,000,000	State of Connecticut, 1.83% (SIFMA Municipal Swap Index Yield+77 basis points), 09/15/2018[4]	2,003,820
		3,705,891
	Delaware – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[3]	1,005,220

	District of Columbia – 0.5%
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,349,280
	Metropolitan Washington Airports Authority
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,079,095
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	720,029
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,174,040
		6,322,444

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Florida – 3.6%
$930,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	$956,868
895,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	906,769
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	98,748
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 07/5/2018	1,351,013
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[3]	488,505
855,000	5.35%, 07/1/2029, Call 07/1/2020	887,584
100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	103,461
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	573,394
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,681,008
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,168,440
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	522,920
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,944,380
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,452,404
3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	3,542,160
100,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	98,943
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	768,570
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,201,960
2,750,000	5.63%, 01/1/2047, Call 01/1/20191 2 3	2,840,695
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,099,260
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	506,350
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[2]	1,059,650
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,148,640
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	998,930
	Lake Ashton Community Development District
150,000	5.00%, 05/1/2025	153,510
430,000	5.00%, 05/1/2037, Call 05/1/2025	416,188
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,717,649
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	100,425
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	928,446
	Mediterra South Community Development District

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Florida (Continued)
$95,000	5.10%, 05/1/2031, Call 05/1/2022	$102,049
385,000	5.00%, 05/1/2034, Call 05/1/2023	367,494
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,503,720
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,069,800
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	661,078
500,000	5.75%, 11/1/2036, Call 11/1/2026[3]	494,380
105,000	5.00%, 09/15/2044, Call 09/15/2027[3]	109,996
320,000	5.25%, 09/15/2044, Call 09/15/2024	337,094
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	602,075
850,000	5.00%, 12/1/2031, Call 12/1/2024	931,218
500,000	5.00%, 11/1/2043, Call 11/1/2022	525,785
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	825,698
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	771,467
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,715,205
	South Miami Health Facilities Authority
1,000,000	5.00%, 08/15/2037, Call 08/15/2027	1,140,680
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,022,004
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,865,275
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	103,426
785,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 07/5/2018	785,816
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[3]	144,353
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	477,539
		46,273,022
	Georgia – 1.1%
1,000,000	Atlanta Development Authority, 7.00%, 01/1/2040, Call 01/1/2028	991,140
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,475,805
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,012,290
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	173,044
85,000	5.25%, 11/1/2034, Call 11/1/2019	88,852
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	562,150
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	971,140

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Georgia (Continued)
$750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	$800,565
180,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	183,607
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,196,932
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	511,665
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	525,660
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,838,075
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	646,404
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,693,150
		13,670,479
	Guam – 0.5%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	538,660
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,055,090
450,000	5.63%, 07/1/2040, Call 07/1/2020	484,227
	Territory of Guam
1,000,000	5.00%, 12/1/2034, Call 12/1/2026	1,071,400
245,000	5.00%, 01/1/2037, Call 01/1/2022	252,914
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,476,454
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,072,450
		5,951,195
	Hawaii – 0.0%[6]
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	539,880

	Idaho – 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024	309,930
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,183,978
	Idaho Housing & Finance Association
1,225,000	5.00%, 07/15/2027, Call 07/15/2019	1,268,977
250,000	6.00%, 06/1/2038, Call 07/5/2018	250,320
		3,013,205
	Illinois – 7.7%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	114,660
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,188,270
180,000	5.00%, 04/1/2037, Call 04/1/2027	195,214
500,000	5.25%, 12/1/2039, Call 12/1/2024	505,750
500,000	5.00%, 12/1/2042, Call 12/1/2022	500,995

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Illinois (Continued)
$1,950,000	7.00%, 12/1/2044, Call 12/1/2025	$2,262,507
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,291,202
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	837,770
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	562,300
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,769,550
680,000	Chicago Park District, 5.00%, 11/15/2024	771,956
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	512,140
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,716,000
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	639,981
1,000,000	5.00%, 01/1/2024	1,069,080
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[3]	1,002,170
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,020,440
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,061,010
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,685,735
500,000	5.50%, 01/1/2040, Call 01/1/2025	531,380
900,000	5.00%, 01/1/2041, Call 01/1/2022	993,348
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,048,990
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	720,275
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,122,600
	County of Cook
700,000	5.00%, 11/15/2021, Call 11/15/2019	728,266
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,070,540
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,108,780
1,500,000	6.50%, 10/15/2040, Call 10/15/2020[1]	1,595,190
	Illinois Educational Facilities Authority
570,000	3.90%, 11/1/2036, Call 11/1/2027	571,026
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,075,440
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	789,278
235,000	5.00%, 08/15/2026, Call 08/15/2020	250,230
465,000	5.00%, 08/15/2026, Call 08/15/2020	491,631
425,000	5.00%, 08/1/2027	482,405
465,000	5.00%, 11/1/2027, Call 11/1/2019	485,725
500,000	5.00%, 08/1/2028, Call 08/1/2027	565,005
665,000	6.38%, 11/1/2029, Call 05/1/2019	692,584
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,420,706
600,000	5.75%, 10/1/2032, Call 10/1/2022	645,978
670,000	5.00%, 03/1/2033, Call 03/1/2027	754,762

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Illinois (Continued)
$1,000,000	5.00%, 08/1/2033, Call 08/1/2024	$1,120,010
315,000	5.00%, 02/15/2034, Call 02/15/2027	360,306
500,000	5.00%, 03/1/2034, Call 03/1/2027	561,240
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,082,220
500,000	7.75%, 08/15/2034, Call 08/15/2019	534,810
1,000,000	5.00%, 04/1/2036, Call 07/5/2018	981,420
225,000	5.00%, 02/15/2037, Call 08/15/2027	247,615
1,000,000	6.88%, 08/15/2038, Call 08/15/2019	1,059,310
550,000	5.00%, 09/1/2042, Call 09/1/2024	588,863
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,079,962
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,290,512
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,043,770
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,073,960
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	503,715
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	264,540
	Illinois Housing Development Authority
2,000,000	1.33%, 02/1/2020, Call 06/25/2018[1]	1,998,180
3,000,000	1.80%, 12/1/2020[1]	2,992,380
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	503,052
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,092,120
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,108,830
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	853,222
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	558,329
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	618,730
3,300,000	0.00%, 12/15/2030	1,905,750
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,684,560
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,120,741
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	525,065
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	847,330
3,000,000	5.00%, 06/1/2024	3,398,880
1,000,000	Round Lake IL Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,020,690
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2031, Call 01/1/2028	2,301,960
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,249,800
	State of Illinois
735,000	5.00%, 01/1/2019	744,187

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Illinois (Continued)
$1,900,000	5.00%, 11/1/2019	$1,954,625
1,000,000	5.00%, 12/1/2019	1,030,290
500,000	5.00%, 03/1/2024, Call 03/1/2022	521,245
1,000,000	5.00%, 11/1/2025	1,071,480
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,606,635
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,047,300
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,828,720
500,000	5.00%, 03/1/2037, Call 03/1/2022	510,730
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	965,260
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,544,565
295,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	305,691
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,099,480
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	283,327
250,000	0.00%, 01/1/2032	120,800
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,104,664
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,082,210
900,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	882,828
		100,126,778
	Indiana – 1.0%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,022,440
1,500,000	City of Whiting, 1.81% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/20192 4	1,500,885
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,012,460
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	522,448
675,000	6.00%, 12/1/2026, Call 06/1/2020	694,082
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,407,580
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,136,440
250,000	5.25%, 11/1/2039, Call 11/1/2019	262,007
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,252,099
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	565,075
		13,375,516
	Iowa – 0.6%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,071,260
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,597,465
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	260,192
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	535,475
	Iowa Student Loan Liquidity Corp.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Iowa (Continued)
$1,765,000	4.63%, 12/1/2019[2]	$1,811,737
650,000	5.50%, 12/1/2025, Call 12/1/2019	677,599
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 07/5/2018	807,776
410,000	5.38%, 06/1/2038, Call 07/5/2018	410,980
		8,172,484
	Kansas – 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 07/5/2018	500,765

	Kentucky – 0.6%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	217,976
2,000,000	5.00%, 01/1/2045, Call 07/1/2025	2,137,980
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	856,968
3,000,000	Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 11/12/2018	3,045,090
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,112,820
		7,370,834
	Louisiana – 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,269,611
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	518,305
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,732,800
	Louisiana Local Government Environment Facilities & Community
	Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	550,520
1,205,000	5.00%, 10/1/2037, Call 10/1/2027	1,355,866
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,132,020
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,097,110
500,000	8.13%, 12/15/2033, Call 12/15/2023	539,315
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,117,250
960,000	6.50%, 07/1/2036, Call 07/1/20232 3	1,068,279
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,550,556
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,439,575
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,059,000
		14,430,207

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Maine – 0.5%
$1,500,000	Finance Authority of Maine, 5.38%, 12/15/2033, Call 12/15/20262 3	$1,566,495
	Maine Health & Higher Educational Facilities Authority
700,000	5.00%, 07/1/2035, Call 07/1/2027	795,004
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,834,188
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	440,920
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,782,180
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 07/5/2018[2]	499,990
		6,918,777
	Maryland – 1.5%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,871,450
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,706,765
1,000,000	5.00%, 09/1/2042, Call 09/1/2027	1,100,920
	City of Rockville
575,000	5.00%, 11/1/2030, Call 11/1/2024	636,514
795,000	5.00%, 11/1/2031, Call 11/1/2024	878,109
100,000	County of Howard, 4.50%, 02/15/2047, Call 02/15/2026[3]	101,753
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,723,328
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/5/2018[3]	1,491,780
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,981,205
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,077,660
500,000	5.00%, 07/1/2045, Call 07/1/2025	537,545
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,329,420
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,260,160
		19,696,609
	Massachusetts – 0.8%
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,586,790
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	417,804
600,000	5.00%, 07/1/2034, Call 07/1/2027	673,908
2,000,000	5.00%, 07/1/2038[1]	2,284,120
500,000	5.75%, 12/1/2042[1]	518,400
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,592,550
300,000	5.50%, 01/1/2022, Call 01/1/2020	313,761
380,000	6.00%, 01/1/2028, Call 01/1/2020	395,823
1,000,000	5.00%, 07/1/2028[2]	1,141,630
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	204,248

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Massachusetts (Continued)
$1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	$1,153,910
		10,282,944
	Michigan – 2.2%
1,000,000	Flint Hospital Building Authority, 4.00%, 07/1/2019	1,011,440
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,294,336
685,000	5.00%, 05/1/2024	785,394
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,112,130
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	296,574
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 06/1/2019	271,796
3,000,000	4.50%, 10/1/2029, Call 10/1/2024	3,179,250
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,268,499
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,830,337
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,782,950
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,101,160
500,000	5.00%, 07/1/2035, Call 07/1/2025	550,910
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,720,700
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,587,155
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	263,487
2,000,000	2.40%, 11/15/2047[1]	2,012,580
970,000	Michigan State Housing Development Authority, 2.62% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/20212 4	982,435
	Michigan Strategic Fund
905,000	8.50%, 12/1/2030, Call 12/1/20232 3	959,345
2,195,000	4.13%, 07/1/2045, Call 07/5/2018[1]	2,198,139
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	258,673
500,000	Summit Academy, 6.38%, 11/1/2035, Call 07/5/2018	500,350
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,711,605
		28,679,245
	Minnesota – 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	264,660
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[3]	68,633
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,178,570
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,514,463
415,000	5.50%, 09/1/2043, Call 09/1/2020	415,116
145,000	Northern Municipal Power Agency, 5.00%, 01/1/2036, Call 01/1/2027	163,854

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Minnesota (Continued)
$500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	$554,260
		4,159,556
	Mississippi – 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 3	519,535
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.19%, 12/1/2020, Call 12/1/2019[1]	1,994,160
		2,513,695
	Missouri – 0.5%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	703,074
685,000	5.00%, 01/1/2032, Call 01/1/2028	792,435
350,000	5.00%, 01/1/2034, Call 01/1/2028	400,043
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	258,035
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	710,406
445,000	5.00%, 10/1/2047, Call 10/1/2027	491,729
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	886,369
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,236,860
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,138,590
350,000	4.00%, 11/15/2049, Call 11/15/2027	359,426
		6,976,967
	Montana – 0.0%[6]
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 11/15/2018	500,430

	Nebraska – 0.7%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,052,187
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,736,250
535,000	5.00%, 09/1/2037	639,138
250,000	5.25%, 09/1/2037, Call 09/1/2022	276,118
3,855,000	5.00%, 08/1/2039, Call 12/1/2019[1]	4,017,758
		9,721,451
	Nevada – 0.7%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	266,203
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/20/2018[3]	1,000,870
	County of Clark
700,000	5.00%, 07/1/2030, Call 01/1/2020	731,388
1,000,000	5.00%, 06/1/2043, Call 06/1/2028	1,170,620
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,112,620
	Las Vegas Valley Water District

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Nevada (Continued)
$2,000,000	5.00%, 06/1/2039, Call 12/1/2024	$2,256,980
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,291,540
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	620,377
		9,450,598
	New Hampshire – 0.5%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,233,120
215,000	5.00%, 08/1/2037, Call 02/1/2028	244,438
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,442,260
		5,919,818
	New Jersey – 1.7%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	652,038
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,624,020
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,058,750
2,000,000	3.13%, 07/1/2029, Call 07/1/2027	1,940,560
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	970,460
100,000	5.00%, 07/15/2032, Call 07/15/2027	110,465
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,082,250
500,000	5.00%, 07/1/2033, Call 07/1/2027	541,685
280,000	6.00%, 10/1/2034, Call 10/1/2024[3]	287,370
880,000	5.00%, 06/15/2036, Call 12/15/2026	944,381
350,000	6.30%, 10/1/2049, Call 10/1/2024[3]	358,750
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,090,550
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 07/5/2018	501,205
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,300,878
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 06/1/2020, Call 06/1/2019	1,031,450
1,000,000	5.00%, 12/1/2025[2]	1,131,150
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	572,765
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	878,324
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	788,182
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,191,080
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,035,480
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,812,152
		21,903,945
	New Mexico – 0.4%
860,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 07/5/2018[2]	860,430

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	New Mexico (Continued)
$810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	$847,114
1,000,000	New Mexico Municipal Energy Acquisition Authority, 2.03% (LIBOR 1 Month+75 basis points), 11/1/2039, Call 02/1/2019[4]	1,001,200
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,050,478
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[3]	1,073,283
		4,832,505
	New York – 4.2%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	427,192
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	462,875
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,285,360
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,334,400
3,000,000	County of Suffolk, 2.50%, 07/25/2018	3,003,930
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,017,950
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,343,660
2,500,000	Metropolitan Transportation Authority, AGM, 1.89% (LIBOR 1 Month+57 basis points), 11/1/2032[4]	2,512,700
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	710,736
	New York City Industrial Development Agency
400,000	5.65%, 10/1/2028, Call 07/5/2018[2]	403,872
500,000	5.75%, 10/1/2036, Call 07/5/2018[2]	504,840
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 07/5/2018	1,503,765
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 07/5/2018	1,005,380
	New York City Transitional Finance Authority Building Aid Revenue, SAW
2,000,000	5.00%, 07/15/2037, Call 07/15/2028	2,344,760
2,000,000	5.00%, 07/15/2043, Call 07/15/2028	2,331,460
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,770,885
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,505,200
	New York Counties Tobacco Trust VI
1,000,000	5.63%, 06/1/2035	1,107,380
450,000	5.00%, 06/1/2045, Call 06/1/2026	482,747
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,257,220
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[3]	2,202,600

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	New York (Continued)
$1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	$1,063,320
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[3]	1,789,635
	New York State Dormitory Authority
955,000	5.00%, 02/15/2034, Call 02/15/2019	977,538
45,000	5.00%, 02/15/2034, Call 02/15/2019	45,960
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,020,040
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,263,080
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	257,071
500,000	5.00%, 07/1/2045, Call 07/1/2025	545,650
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	638,899
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,100,075
265,000	6.00%, 12/1/2042, Call 12/1/2020	290,639
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,704,225
	TSASC, Inc.
970,000	5.00%, 06/1/2045, Call 06/1/2027	1,001,195
950,000	5.00%, 06/1/2048, Call 06/1/2027	977,721
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	834,480
		54,028,440
	North Carolina – 0.4%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,042,090
1,790,000	North Carolina Capital Facilities Finance Agency, 6.00%, 06/1/2031	1,790,000
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,225,580
		5,057,670
	North Dakota – 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,003,490

	Ohio – 1.5%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/20/2018	1,999,940
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	994,820
830,000	City of Akron, 5.00%, 12/1/2026	920,910
1,000,000	City of Chillicothe, 5.00%, 12/1/2037, Call 12/1/2027	1,115,120
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	430,012
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	741,637
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	530,255
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,088,960

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Ohio (Continued)
$500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	$510,210
	Ohio Air Quality Development Authority
500,000	5.63%, 06/1/2018[5]	480,000
1,000,000	5.63%, 10/1/2019	1,027,890
1,000,000	3.75%, 12/1/20231 5	505,000
2,700,000	Ohio Housing Finance Agency, 1.35%, 03/1/2019[1]	2,698,002
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,091,027
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,757,760
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,084,980
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 07/5/20181 2	1,001,570
		19,978,093
	Oklahoma – 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	990,130
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,142,680
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,301,395
850,000	Oklahoma Development Finance Authority, 5.00%, 08/15/2029, Call 08/15/2028	971,839
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,045,360
		6,451,404
	Oregon – 0.1%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,109,530
765,000	5.00%, 10/1/2046, Call 10/1/2026	839,679
		1,949,209
	Pennsylvania – 2.7%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	334,350
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,042,870
	Allegheny County Industrial Development Authority
130,000	6.75%, 11/1/2024, Call 11/1/2019	133,316
95,000	6.00%, 07/15/2038, Call 07/15/2023	99,453
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,044,720
	Berks County Industrial Development Authority
450,000	5.00%, 05/15/2032, Call 05/15/2027	497,093
1,000,000	5.00%, 11/1/2036, Call 11/1/2027	1,121,890
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	107,500
280,000	5.38%, 10/15/2042, Call 10/15/2022	293,969

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$1,000,000	City of Scranton, 5.00%, 11/15/2026, Call 05/15/2024	$1,069,360
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,240,537
	Commonwealth Financing Authority
825,000	5.00%, 06/1/2034, Call 06/1/2028	936,779
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,130,960
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026[3]	503,185
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	394,030
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	291,731
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,093,130
2,000,000	Manheim Township School District, 1.72% (LIBOR 1 Month+42 basis points), 11/1/2021[4]	2,012,240
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	739,882
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	309,169
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,706,670
	Pennsylvania Economic Development Financing Authority
400,000	6.25%, 10/15/2023, Call 10/15/2019	420,812
250,000	6.40%, 12/1/2038, Call 09/1/2025	256,218
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,191,560
600,000	5.80%, 07/1/2030, Call 07/1/2020	646,740
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,123,450
2,000,000	5.00%, 12/1/2036, Call 12/1/2027	2,238,800
500,000	5.00%, 12/1/2041, Call 06/1/2026	559,280
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,134,500
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,124,550
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	921,341
500,000	8.00%, 01/1/2033, Call 01/1/2023	557,615
500,000	6.88%, 06/15/2033, Call 06/15/2023	550,560
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	982,100
440,000	Quakertown General Authority, 4.00%, 07/1/2022	437,048
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,114,110
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,351,100
525,000	Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.00%, 12/15/2036, Call 12/15/2027	589,706
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,309,367
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	306,886

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	$575,310
		34,493,887
	Rhode Island – 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,711,709
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,190,940
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,158,650
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	521,280
		4,582,579
	South Carolina – 0.8%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,098,170
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,207,080
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 02/1/20232 3	511,465
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,129,090
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,289,240
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,687,500
730,000	5.00%, 12/1/2055, Call 06/1/2025	779,648
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,106,025
		10,808,218
	South Dakota – 0.2%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	625,357
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,367,676
		1,993,033
	Tennessee – 1.6%
1,000,000	Bristol Industrial Development Board, 0.00%, 12/1/2031[3]	463,730
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	543,975
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,314,354
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	540,500
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,110,460
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[3]	330,515
45,000	6.00%, 05/1/2034, Call 11/1/2024[3]	39,962

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Tennessee (Continued)
$2,000,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030[1]	$1,977,480
10,000,000	Shelby County Health Educational & Housing Facilities Board, AGM, 0.87%, 06/1/2042, Call 06/4/2018[1]	10,000,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,194,376
1,000,000	5.63%, 09/1/2026	1,148,630
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,067,430
		20,731,412
	Texas – 4.5%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	84,339
	Austin Convention Enterprises, Inc.
500,000	5.00%, 01/1/2033, Call 01/1/2027	569,020
320,000	5.00%, 01/1/2034, Call 01/1/2027	362,128
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	557,440
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,296,200
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,146,690
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,756,650
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	261,730
	City of Houston
500,000	5.25%, 09/1/2028, Call 09/1/2021	543,840
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,064,470
	City of Houston Airport
250,000	5.50%, 07/1/2034, Call 07/5/2018	250,725
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	811,927
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[3]	1,569,105
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	887,355
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	523,245
100,000	4.40%, 12/1/2047, Call 12/1/2022	101,178
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,532,925
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,105,330
345,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	395,843
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,217,061
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,501,600
1,000,000	Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2022	1,119,800
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,287,445
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	488,770

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Texas (Continued)
	New Hope Cultural Education Facilities Corp.
$600,000	4.75%, 04/1/2034, Call 04/1/2024	$615,126
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,038,810
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,087,567
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,627,440
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	417,476
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,429,416
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	833,594
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,212,277
	North Texas Tollway Authority
405,000	6.00%, 01/1/2028, Call 01/1/2019	414,987
95,000	6.00%, 01/1/2028, Call 01/1/2019	97,182
2,000,000	5.00%, 01/1/2035, Call 01/1/2027	2,295,520
955,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 06/25/2018[1]	934,057
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[5]	580,000
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25%, 08/1/2018	1,005,480
1,000,000	5.50%, 08/1/2021	1,097,870
290,000	5.50%, 08/1/2027	345,877
1,000,000	San Antonio Water System, 2.00%, 05/1/2043[1]	990,540
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,345,860
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,852,975
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,075,360
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,194,180
2,100,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	2,067,723
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	643,067
170,000	6.25%, 12/15/2026	199,004
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	546,940
500,000	5.00%, 12/15/2031, Call 12/15/2022	544,275
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,106,330
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,469,883
	Town of Westlake
450,000	5.50%, 09/1/2025	453,065

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Texas (Continued)
$200,000	6.13%, 09/1/2035, Call 09/1/2025	$201,896
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,342,428
		58,501,021
	Utah – 0.3%
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00%, 07/1/2026[2]	1,395,240
	Utah Charter School Finance Authority
380,000	3.63%, 06/15/2021[3]	377,788
1,500,000	4.50%, 07/15/2027[3]	1,487,760
500,000	5.25%, 06/15/2037, Call 06/15/2027[3]	511,905
		3,772,693
	Vermont – 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	551,870
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,518,272
		2,070,142
	Virginia – 1.5%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018*[5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,108,400
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	412,432
1,460,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,492,003
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,387,820
3,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	3,620,100
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,319
245,000	5.00%, 07/1/2038, Call 07/1/2020	256,596
1,000,000	Virginia College Building Authority, 5.00%, 07/1/2045, Call 07/1/2025[3]	1,057,880
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,208,260
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,695,750
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	89,301
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	141,751
4,215,000	5.00%, 12/31/2049, Call 06/30/2027[2]	4,637,301
		19,541,913
	Washington – 2.0%
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,393,600
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	690,829

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Washington (Continued)
$1,000,000	7.00%, 12/1/2040, Call 12/1/2021	$1,037,120
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,362,353
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,672,414
275,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	334,774
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 06/25/2018	1,488,810
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,223,100
1,770,000	5.00%, 02/1/2038, Call 02/1/2027	2,048,332
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,142,710
275,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 06/20/2018	276,018
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	225,560
1,000,000	2.46% (SIFMA Municipal Swap Index Yield+140 basis points), 01/1/2035, Call 07/1/2024[4]	1,010,450
1,500,000	5.00%, 08/15/2036, Call 08/15/2027	1,675,560
1,500,000	6.38%, 10/1/2036, Call 10/1/2018	1,520,730
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,157,130
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,006,714
2,500,000	2.43% (LIBOR 1 Month+110 basis points), 01/1/2042, Call 01/1/2022[4]	2,529,450
		25,795,654
	West Virginia – 0.1%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	1,038,050

	Wisconsin – 0.9%
	Public Finance Authority
1,235,000	5.00%, 07/1/2022[2]	1,317,090
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,017,800
500,000	5.75%, 02/1/2035, Call 02/1/2025	492,590
880,000	5.00%, 06/15/2037, Call 06/15/2024[3]	888,650
535,000	5.00%, 07/1/2037, Call 07/1/2024	559,503
1,000,000	5.00%, 09/30/2037, Call 09/30/2027[2]	1,114,180
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	1,151,450
500,000	5.75%, 04/1/2042, Call 04/1/2022	535,875
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,062,340
165,000	6.00%, 07/15/2042, Call 07/15/2022	176,042
450,000	5.50%, 03/1/2045, Call 03/1/2025[3]	464,783
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[3]	1,013,270
196,361	3.75%, 07/1/2051, Call 03/15/20281 3	196,204
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[3]	223
7,085	0.00%, 01/1/2047[3]	220

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Wisconsin (Continued)
$7,034	0.00%, 01/1/2048[3]	$219
6,984	0.00%, 01/1/2049[3]	217
6,882	0.00%, 01/1/2050[3]	214
7,540	0.00%, 01/1/2051[3]	234
7,490	0.00%, 01/1/2052[3]	232
7,388	0.00%, 01/1/2053[3]	229
7,338	0.00%, 01/1/2054[3]	228
7,237	0.00%, 01/1/2055[3]	224
7,135	0.00%, 01/1/2056[3]	221
7,085	0.00%, 01/1/2057[3]	220
6,984	0.00%, 01/1/2058[3]	217
6,933	0.00%, 01/1/2059[3]	215
6,882	0.00%, 01/1/2060[3]	213
6,781	0.00%, 01/1/2061[3]	210
6,730	0.00%, 01/1/2062[3]	209
6,629	0.00%, 01/1/2063[3]	206
6,579	0.00%, 01/1/2064[3]	204
6,528	0.00%, 01/1/2065[3]	202
6,427	0.00%, 01/1/2066[3]	199
83,706	0.00%, 01/1/2067[3]	2,596
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,550,895
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	430,652
175,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	179,424
		12,157,900
	Wyoming – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	520,200
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	228,714
		748,914
	Total Municipal Bonds (Cost $776,428,658)	790,076,605

Number of Shares		Value

	Closed-End Mutual Funds – 0.7%
	UNITED STATES – 0.7%
8,184	BlackRock Long-Term Municipal Advantage Trust	92,725
53,753	BlackRock MuniVest Fund, Inc.	473,026
31,817	BlackRock MuniYield Quality Fund, Inc.	445,438
87,593	Deutsche Municipal Income Trust	971,406
72,299	Dreyfus Municipal Income, Inc.	587,068
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	971,024

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	CLOSED-End Mutual Funds (Continued)
	United States (Continued)
30,359	Dreyfus Strategic Municipals, Inc.	$232,854
23,539	DTF Tax-Free Income, Inc.	312,127
17,462	Invesco Advantage Municipal Income Trust II	187,542
17,008	Invesco Municipal Opportunity Trust	200,524
23,118	Invesco Municipal Trust	274,411
11,819	Invesco Trust for Investment Grade Municipals	149,156
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	117,865
37,184	Pioneer Municipal High Income Advantage Trust	411,627
123,034	Pioneer Municipal High Income Trust	1,419,812
108,960	Western Asset Managed Municipals Fund, Inc.	1,384,882
8,866	Western Asset Municipal Partners Fund, Inc.	125,356
		8,356,843
	Total CLOSED-End Mutual Funds (Cost $9,138,880)	8,356,843

	Open-End Mutual Funds – 19.1%
	UNITED STATES – 19.1%
13,676,072	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Class	190,234,157
5,317,749	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	57,591,219
		247,825,376
	Total Open-End Mutual Funds (Cost $250,844,734)	247,825,376

	PRIVATE FUNDS– 10.8%
	UNITED STATES – 10.8%
	Mackay Municipal Credit Opportunities Fund, LP*	29,203,961
	Mackay Municipal Opportunities Fund, LP*	110,441,995
		139,645,956
	Total PRIVATE FUNDS (Cost $134,000,000)	139,645,956

	Short-Term Investment – 8.1%
104,870,754	BlackRock MuniCash - Institutional Shares, 1.00%[7]	104,881,241

	Total Short-Term Investment (Cost $104,873,687)	104,881,241

	Total Investments – 99.7% (Cost $1,275,285,959)	1,290,786,021
	Other assets less liabilities – 0.3%	3,974,376

	Total Net Assets – 100.0%	$1,294,760,397

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	144A restricted security.
[4]	Floating rate security.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

ACA – Affordable Care Act

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Schedules of Investments.

Aspiriant Defensive Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Open-End Mutual Funds – 70.7%
	Alternative Diversifiers – 10.4%
7,669,838	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$78,002,255
1,573,231	GMO SGM Major Markets Fund - Class VI	50,799,633
		128,801,888
	Core/Alternative Diversifiers – 60.3%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	401,865,030
1,827,365	GMO Global Asset Allocation Fund - Class III	59,864,493
15,454,564	JPMorgan Global Allocation Fund - I Class	286,991,250
		748,720,773
	Total Open-End Mutual Funds (Cost $856,734,795)	877,522,661

	Exchange-Traded Fund – 0.7%
	Core Diversifier – 0.7%
247,382	iShares Core Moderate Allocation ETF	9,318,880

	Total Exchange-Traded Fund (Cost $9,519,263)	9,318,880

	PRIVATE FUNDS– 18.1%
	Alternative Diversifier – 6.1%
7,725,161	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A	75,938,333
		75,938,333
	Core Diversifiers – 12.0%
	All Weather Portfolio Limited	100,000,000
	D. E. Shaw Orienteer X Fund, LLC	48,800,000
		148,800,000
	Total PRIVATE FUNDS (Cost $227,000,000)	224,738,333

	Short-Term Investment – 10.2%
126,104,761	JPMorgan Prime Money Market Fund - Institutional Shares, 1.88%[2]	126,129,982

	Total Short-Term Investment (Cost $126,117,402)	126,129,982

	Total Investments – 99.7% (Cost $1,219,371,460)	1,237,709,856
	Other assets less liabilities – 0.3%	3,264,020

	Total Net Assets – 100.0%	$1,240,973,876

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

ETF – Exchange-Traded Fund

Aspiriant Defensive Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

LLC – Limited Liability Company

LP – Limited Partnership

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Taxable Bond Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Open-End Mutual Funds – 92.9%
	TAXABLE CORE – 78.6%
1,560,152	DoubleLine Total Return Bond Fund - I Class	$16,287,984
1,565,685	MetWest Total Return Bond Fund - I Class	16,314,437
807,277	PIMCO Income Fund - Institutional Class	9,719,610
2,499,183	Vanguard Total Bond Market Index Fund - Institutional Class [1]	26,116,461
		68,438,492
	TAXABLE HIGH YIELD – 14.3%
214,048	GMO Emerging Country Debt Fund - Class IV	5,952,675
1,129,774	Vanguard High-Yield Corporate Fund - Admiral Class	6,451,012
		12,403,687
	Total Open-End Mutual Funds (Cost $80,946,334)	80,842,179

	Short-Term Investment – 4.2%
3,646,578	JPMorgan Prime Money Market Fund - Institutional Shares, 1.88% [2]	3,647,307

	Total Short-Term Investment (Cost $3,647,183)	3,647,307

	Total Investments – 97.1% (Cost $84,593,517)	84,489,486
	Other assets less liabilities – 2.9%	2,537,793

	Total Net Assets – 100.0%	$87,027,279

[1]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Equity Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$1,308,243	$-	$1,308,243
Austria	-	1,963,758	-	1,963,758
Belgium	-	4,083,076	-	4,083,076
Bermuda	11,867,233	2,063,293	-	13,930,526
Brazil	425,293	-	-	425,293
Canada	18,124,461	-	-	18,124,461
Cayman Islands	123,541	2,246,400	-	2,369,941
Chile	3,017,176	-	-	3,017,176
China	1,881,619	3,943,011	-	5,824,630
Colombia	629,238	-	-	629,238
Curacao	41,203	-	-	41,203
Denmark	1,213,886	3,842,678	-	5,056,564
Finland	-	2,434,640	-	2,434,640
France	478,790	4,223,654	-	4,702,444
Germany	877,269	4,595,517	-	5,472,786
Guernsey	7,469,846	40,316	-	7,510,162
Hong Kong	8,526,668	8,830,607	-	17,357,275
India	1,436,340	-	-	1,436,340
Indonesia	368,002	-	-	368,002
Ireland	425,326	1,473,395	-	1,898,721
Isle of Man	-	63,920	-	63,920
Israel	3,927,093	1,739,524	-	5,666,617
Italy	1,367,543	1,553,507	-	2,921,050
Japan	7,559,254	38,258,304	-	45,817,558
Jersey	567,614	-	-	567,614
Luxembourg	60,393	2,070,537	-	2,130,930
Netherlands	1,613,327	1,583,793	-	3,197,120
New Zealand	-	3,041,314	-	3,041,314
Norway	-	2,883,583	-	2,883,583
Peru	832,797	-	-	832,797
Portugal	-	685,637	-	685,637
Singapore	636,515	1,872,490	-	2,509,005
South Korea	1,435,994	-	-	1,435,994
Spain	-	480,565	-	480,565
Sweden	-	2,238,277	-	2,238,277
Switzerland	9,962,027	6,001,207	-	15,963,234
Taiwan	10,779,054	-	-	10,779,054
Thailand	200,749	-	-	200,749
United Kingdom	7,709,764	5,615,727	-	13,325,491
United States	234,501,474	-	-	234,501,474
Virgin Islands (British)	161,036	-	-	161,036
Exchange-Traded Funds	224,879,219	-	-	224,879,219
Closed-End Mutual Fund	-	26,547	-	26,547
Open-End Mutual Fund	313,572,818	-	-	313,572,818
Preferred Stock
Germany	-	1,462,578	-	1,462,578
Short-Term Investments	93,154,103	38,621,934	-	131,776,037
Total Investments	$969,826,665	$149,248,032	$-	$1,119,074,697

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$790,076,605	$-	$-	$790,076,605
Closed-End Mutual Funds	8,356,843	-	-	-	8,356,843
Open-End Mutual Funds	247,825,376	-	-	-	247,825,376
Private Funds	-	-	-	139,645,956	139,645,956
Short-Term Investment	104,881,241	-	-	-	104,881,241
Total Investments	$361,063,460	$790,076,605	$-	$139,645,956	$1,290,786,021

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of May 31, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value (a)	$139,645,956	N/A	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
	$139,645,956	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of May 31, 2018:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	8.53%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investment

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$128,801,888	$—	$—	$—	$128,801,888
Core/Alternative Diversifiers	748,720,773	—	—	—	748,720,773
Exchange-Traded Funds:
Core Diversifiers	9,318,880	—	—	—	9,318,880
Private Funds:
Alternative Diversifier	—	—	—	75,938,333	75,938,333
Core Diversifier	—	—	—	148,800,000	148,800,000
Short-Term Investment	126,129,982	—	—	—	126,129,982
Total Investments	$1,012,971,523	$—	$—	$224,738,333	$1,237,709,856

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of May 31, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds–
Merger Arbitrage (a)	$75,938,333	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	148,800,000	N/A	Indefinite	Monthly	5-10	N/A
	$224,738,333	N/A

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.
(b)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of May 31, 2018:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	6.12%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	8.06%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Taxable Core	$68,438,492	$—	$—	$68,438,492
Taxable High Yield	12,403,687	—	—	12,403,687
Short-Term Investment	3,647,307	—	—	3,647,307
Total Investments	$84,489,486	$—	$—	$84,489,486

3.	FEDERAL INCOME TAXES

At May 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,002,544,341	$1,281,947,268	$1,219,371,460	$84,593,517

Gross unrealized appreciation	$129,954,101	$21,955,328	$29,729,850	$ 182,769
Gross unrealized depreciation	(13,423,745)	(13,116,575)	(11,391,454)	(286,800)
Net unrealized appreciation/(depreciation) on investments	$116,530,356	$8,838,753	$18,338,396	$ (104,031)

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	7/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	7/23/2018

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	7/23/2018